Class A: GIPAX   Class B: GIPBX   Class C: GIPCX   Institutional: GIPIX   Service: GIPSX   Class IR: GIPTX   Class R: GIPRX
Before you invest, you may want to review the Goldman Sachs Balanced Strategy Portfolio’s (the “Portfolio”) Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio, including the Statement of Additional Information (“SAI”) and most recent annual reports to shareholders, online at www.goldmansachsfunds.com/summaries. You can also get this information at no cost by calling 800-621-2550 for Institutional and Service shareholders, 800-526-7384 for all other shareholders or by sending an e-mail request to gs-funds-document-requests@gs.com. The Portfolio’s Prospectus and SAI, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE
The Portfolio seeks current income and long-term capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide — Common Questions Applicable to the Purchase of Class A Shares” beginning on page 106 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-157 of the Portfolio’s SAI.

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Maximum Sales Charge (Load) Imposed on Purchases	5.5%	None	None	None	None	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	None	5.0%	1.0%	None	None	None	None
(as a percentage of the lower of original purchase price or sale proceeds)[1]

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service	0.25%	1.00%	1.00%	None	None	None	0.50%
(12b-1) Fees
Other Expenses	0.25%	0.25%	0.25%	0.10%	0.60%	0.25%	0.25%
Service Fees	None	None	None	None	0.25%	None	None
Shareholder Administration Fees	None	None	None	None	0.25%	None	None
All Other Expenses	0.25%	0.25%	0.25%	0.10%	0.10%	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%

Total Annual Portfolio	1.36%	2.11%	2.11%	0.96%	1.46%	1.11%	1.61%
Operating Expenses
Expense Limitation[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%

Total Annual Portfolio	1.30%	2.05%	2.05%	0.90%	1.40%	1.05%	1.55%
Operating Expenses After Expense Limitation

[1]	A contingent deferred sales charge (“CDSC”) is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

[2]	The Investment Adviser has agreed to reduce or limit “All Other Expenses” (excluding management fees, distribution and service fees, service and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.004% of the Portfolio’s average daily net assets, through at least April 30, 2011, and prior to such date, the Investment Adviser may not unilaterally terminate the arrangement.

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EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Portfolio for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example assumes that the expense limitation arrangement between the Portfolio and the Investment Adviser will remain in place for only one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$675	$975	$1,297	$2,207

Class B Shares

– Assuming complete redemption at end of period	$708	$980	$1,378	$2,551

– Assuming no redemption	$208	$680	$1,178	$2,551

Class C Shares

– Assuming complete redemption at end of period	$308	$680	$1,178	$2,361

– Assuming no redemption	$208	$680	$1,178	$2,361

Institutional Shares	$92	$326	$578	$1,301

Service Shares	$143	$481	$843	$1,863

Class IR Shares	$107	$373	$658	$1,473

Class R Shares	$158	$527	$922	$2,026

PORTFOLIO TURNOVER
The Portfolio does not pay transaction costs when it buys and sells shares of the Underlying Funds (as defined below). However, each Underlying Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Underlying Fund and its shareholders, including the Portfolio, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual Portfolio operating expenses or in the expense example above, but are reflected in the Portfolio’s performance. The Portfolio’s portfolio turnover rate for the fiscal year ended December 31, 2009 was 58% of the average value of its portfolio.

PRINCIPAL STRATEGY
The Portfolio seeks to achieve its investment objective by investing in a combination of underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter (the “Underlying Funds”). Some of the Underlying Funds invest primarily in fixed income or money market instruments (the “Underlying Fixed Income Funds”) and other
Underlying Funds invest primarily in equity securities (the “Underlying Equity Funds”).
Under normal conditions, the Portfolio seeks to achieve its investment objective by investing approximately 60% (within a range of 20% - 60%) of its assets in Underlying Fixed Income Funds and approximately 40% (within a range of 40% - 80%) of its assets in Underlying Equity Funds. The Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Portfolio expects to invest a relatively significant percentage of its fixed income allocation in the Goldman Sachs Short Duration Government, Global Income and High Yield Funds, and a relatively significant percentage of its equity allocation in the Goldman Sachs Structured Large Cap Growth, Goldman Sachs Structured Large Cap Value and Goldman Sachs Structured International Equity Funds.

PRINCIPAL RISKS OF THE PORTFOLIO
Loss of money is a risk of investing in the Portfolio. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Portfolio should not be relied upon as a complete investment program. There can be no assurance that the Portfolio will achieve its investment objective.
Investing in the Underlying Funds. The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds by the Investment Adviser.
Investments of the Underlying Funds. Because the Portfolio invests in the Underlying Funds, the Portfolio’s shareholders will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets the Portfolio allocates to those Underlying Funds. See Principal Risks of the Underlying Funds below.
Affiliated Persons. The Investment Adviser will have the authority to select and substitute Underlying Funds. The Investment Adviser and/or its affiliates are compensated by the Portfolios and by the Underlying Funds for advisory and/or principal underwriting services provided. The Investment Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by Underlying Funds differ and because the Investment Adviser and its affiliates are also responsible for managing the Underlying Funds. The Trustees and officers of the Goldman Sachs Trust may also have conflicting interests in fulfilling their fiduciary duties to both the Portfolios and the Underlying Funds for which GSAM or its affiliates now or in the future serve as investment adviser or principal underwriter.
Expenses. By investing in the Underlying Funds indirectly through the Portfolio, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Portfolio (including operating costs and investment management fees), but also expenses of the Portfolio.

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Temporary Investments. Although the Portfolios normally seek to remain substantially invested in the Underlying Funds, each Portfolio may invest a portion of its assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, a Portfolio may invest without limitation in short-term obligations. When a Portfolio’s assets are invested in such investments, the Portfolio may not be achieving its investment objective.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS
Credit/Default Risk. An issuer or guarantor of fixed income securities held by an Underlying Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair an Underlying Fund’s liquidity and cause significant NAV deterioration. To the extent that an Underlying Fund invests in non-investment grade fixed income securities, these risks will be more pronounced.
Interest Rate Risk. When interest rates increase, fixed income securities held by an Underlying Fund will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.
Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Market Risk. The value of the instruments in which an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.
Investment Style Risk. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. An Underlying Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Foreign Risk. Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short period of time.
Emerging Countries Risk. The securities markets of most Central and South American, African, Middle Eastern, Asian, Eastern European and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.
Small Cap Risk. Investments in small capitalization companies involve greater risks than investments in larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Derivatives Risk. The risk that loss may result from an Underlying Fund’s investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to an Underlying Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.
U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.
Liquidity Risk. The risk that an Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that an Underlying Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, an Underlying Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
Non-Diversification Risk. Certain of the Underlying Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than “diversified” mutual funds. Thus, an Underlying Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Further Information on Investment Objectives, Strategies and Risks of the Underlying Funds. A concise description of the investment objectives, practices and risks of each of the Underlying Funds that are currently expected to be used for investment by the Portfolio as of the date of the Prospectus is provided beginning on page 67 of the Prospectus.

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PERFORMANCE
The bar chart and table below and at right provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the performance of the Portfolio’s Class A Shares from year to year; and (b) how the average annual total returns of the Portfolio’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of certain broad-based securities market indices and to the Balanced Strategy Composite Index, a composite representation prepared by the Investment Adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Balanced Strategy Composite Index is comprised of the Barclays U.S. Aggregate Bond Index (60%), the S&P 500® Index (20%), and the MSCI® EAFE® Index (20%). The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 800-621-2550 for Institutional and Service shareholders and 800-526-7384 for all other shareholders.
The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects expense limitations in effect.
AVERAGE ANNUAL TOTAL RETURNS

For the period ended				Since
December 31, 2009	1 Year	5 Years	10 Years	Inception

Class A (Inception 1/2/98)
Returns Before Taxes	13.32%	2.07%	2.82%	3.74%
Returns After Taxes on Distributions	11.84%	0.74%	1.51%	2.41%
Returns After Taxes on Distributions and Sale of Portfolio Shares	8.75%	1.23%	1.76%	2.52%

Class B (Inception 1/2/98)
Returns Before Taxes	13.86%	2.06%	2.77%	3.71%

Class C (Inception 1/2/98)
Returns Before Taxes	18.01%	2.46%	2.64%	3.47%

Institutional Shares (Inception 1/2/98)
Returns Before Taxes	20.53%	3.67%	3.82%	4.66%

Service Shares (Inception 1/2/98)
Returns Before Taxes	19.75%	3.12%	3.30%	4.13%

S&P 500® Index (reflects no deduction for fees or expenses)	26.46%	0.42%	-0.95%	2.93%
MSCI® EAFE® (gross) Index (reflects no deduction for fees, expenses or taxes)	32.46%	4.02%	1.58%	4.98%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	4.97%	6.33%	5.91%
Balanced Strategy Composite Index	15.46%	4.25%	4.28%	5.53%

Class IR (Inception 11/30/07)
Returns Before Taxes	20.28%	N/A	N/A	-2.13%

Class R (Inception 11/30/07)
Returns	19.66%	N/A	N/A	-2.63%

S&P 500® Index (reflects no deduction for fees or expenses)	26.46%	N/A	N/A	-10.60%
MSCI® EAFE® (gross) Index (reflects no deduction for fees, expenses or taxes)	32.46%	N/A	N/A	-13.56%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	5.93%	N/A	N/A	5.48%
Balanced Strategy Composite Index	15.46%	N/A	N/A	-1.20%

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service, Class R and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

5      SUMMARY PROSPECTUS — GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

PORTFOLIO MANAGEMENT
Goldman Sachs Asset Management, L.P. is the investment adviser for the Portfolio (the “Investment Adviser” or “GSAM”).
Portfolio Managers: Katinka Domotorffy, CFA, Managing Director, Head and Chief Investment Officer of Quantitative Investment Strategies, has managed the Portfolio since 2001; William Fallon, Ph.D., Managing Director, Co-Chief Investment Officer of Quantitative Investment Strategies team—Alpha Strategies and Head of Research, has managed the Portfolio since 2009; and Nicholas Chan, CFA, Vice President and Portfolio Manager of the Quantitative Investment Strategies team, has managed the Portfolio since 2006.

BUYING AND SELLING PORTFOLIO SHARES
The minimum initial investment for Class A and Class C Shares is, generally, $1,000. The minimum initial investment for Institutional Shares is, generally, $10,000,000 for individual investors and $1,000,000 alone or in combination with other assets under the management of GSAM and its affiliates for other types of investors. There may be no minimum for initial purchases of Institutional Shares for certain retirement accounts or for initial purchases in Class IR and Class R Shares.
The minimum subsequent investment for Class A and Class C shareholders is $50, except for Employer Sponsored Benefit Plans, for which there is no minimum. There is no minimum subsequent investment for Institutional, Class IR or Class R shareholders.
The Portfolio does not impose minimum purchase requirements for initial or subsequent investments in Service Shares, although an Authorized Institution (as defined below) may impose such minimums and/or establish other requirements such as a minimum account balance.
Class B Shares are generally no longer available for purchase by current or prospective investors.
You may purchase and redeem (sell) shares of the Portfolio on any business day through certain brokers, registered advisers and other financial institutions (“Authorized Institutions”).

TAX INFORMATION
The Portfolio’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Portfolio through an Authorized Institution, the Portfolio and its related companies may pay the Authorized Institution for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the Authorized Institution and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Authorized Institution’s website for more information.

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